Leases - Schedule of Cash and Non-Cash Activities Associated With Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 590	$ 337
Financing cash flows from finance leases	39
Non-cash investing and financing activities:
Net lease cost	699	323
Additions to ROU assets obtained from:
New operating lease liabilities		70
New finance lease liabilities	$ 39